Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of Components of the Provision for Federal Income Taxes

	Years Ended December 31,
	2019	2018
	(In Thousands)
Current	$1,620	$2,529
Deferred	988	24
	$2,608	$2,553

Schedule of Effective Income Tax Rate Reconciliation

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2019	2018
Tax at statutory rates	21.0%	21.0%
Tax exempt interest income, net of interest expense disallowance	(4.4)	(4.9)
Earnings and proceeds on life insurance	(1.0)	(1.1)
Other	(0.1)	0.8

	15.5%	15.8%

Schedule of Deferred Tax Assets and Liabilties

	2019	2018
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,787	$1,775
Deferred compensation	797	766
Core deposit intangible	141	278
Prepaid expenses	55	90
Pension liability	360	363
Foreclosed real estate valuation allowance	17	20
AMT tax credit carryforward	-	260
Net operating loss carryforward	968	1,173
Net unrealized loss on securities	-	1,477
Other	122	95
Total Deferred Tax Assets	4,247	6,297

Deferred tax liabilities:
Premises and equipment	598	223
Deferred loan fees	220	186
Net unrealized gain on pension liability	221	143
Purchase price adjustment	327	321
Net unrealized gain on securities	94	-
Total Deferred Tax Liabilities	1,460	873

Net Deferred Tax Asset	$2,787	$5,424